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MetLife
1095 Avenue of the Americas
New York, NY 10036


May 2, 2013

EDGAR FILING
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  MetLife Insurance Company of Connecticut
     Post-Effective Amendment No. 5 to Form N-4 ("Registration Statement") Registration No. 333-156911
     Statement of Additional Information for MetLife Retirement Perspectives
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Statement of Additional Information for MetLife Retirement Perspectives dated April 29, 2013, which was filed electronically on April 3, 2013, with the Registration Statement does not differ from the Statement of Additional Information which would have been filed under Rule 497(c) of the Act.

Sincerely,

/s/ Myra L. Saul
Myra L. Saul
Associate General Counsel